Derivative Warrants Liabilities	12 Months Ended
Oct. 31, 2023
Derivative Warrants Liability Abstract
Derivative Warrants Liabilities
7.	Derivative warrants liabilities

a.	On April 6, 2023, the Company issued 150,191 warrants in connection with its April 2023 Public Offering (“April 2023 Warrants”). The warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“April 2023 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability and the time of the grant and are revalued at the end of each reporting period.

On September 24, 2023, following the September 2023 Public Offering, which included the offering of common shares at a price lower than the exercise price of the April 2023 Warrants, the exercise price of the April 2023 Warrants was reduced to $5.124, and each April 2023 Warrant became convertible into 4.6 common shares of the Company.

During the period between October 17, 2023 and October 20, 2023, 26,153 April 2023 Warrants with a fair value of $574,040 were exercised into 119,433 common shares. (See note 19(b)).

b.	On September 18, 2023, the Company issued 250,000 warrants in connection with its September 2023 Public Offering (“September 2023 Warrants”). The warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“September 2023 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability and the time of the grant and are revalued at the end of each reporting period.

c.	During the year ended October 31, 2023, the Company recorded a loss on the revaluation of the total derivative warrants liabilities of $2,189,986, in the Consolidated Statements of Operations and Comprehensive Loss.

d.	The binomial model was used to measure the derivative warrant liability with the following assumptions:

October 31, 2023
Share Price	$3.66-$11.52
Exercise Price	$5.12-$23.40
Expected life	4.43-5 years
Risk-free interest rate	3.37-4.95%
Dividend yield	0.00%
Expected volatility	74.79-157.7%

e.	The following table presents the changes in the warrants liability during the period:

Balance as of November 1, 2022	$-
Issuance of April 2023 Warrants	1,771,208
Issuance of September 2023 Warrants	923,225
Exercise of warrants	(574,040)
Changes in fair value of warrants	2,189,986
Balance as of October 31, 2023	$4,310,379